Goodwill and Other Intangible Assets (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Intangible assets subject to amortization:
Gross Carrying Value	$ 398,388,000		$ 397,193,000
Accumulated Amortization	(198,942,000)		(182,508,000)
Net Carrying Value	199,446,000		214,685,000
Amortization of intangible assets	16,434,000	17,680,000
Future amortization expense of definite-lived intangible assets
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount	49,300,000
Remainder of 2013	49,200,000
2014	61,300,000
2015	59,300,000
2016	28,500,000
2017	1,100,000
Impairment of goodwill	256,700,000
Impairment of goodwill, continuing operations	255,599,000	0
Impairment of goodwill, discontinued operations	1,100,000
Goodwill	122,715,000		379,415,000
Customer relationships
Intangible assets subject to amortization:
Gross Carrying Value	363,156,000		361,961,000
Accumulated Amortization	(175,148,000)		(160,513,000)
Net Carrying Value	188,008,000		201,448,000
Weighted average amortization period (in years)	5 years 3 months 18 days
Developed Technology and Software
Intangible assets subject to amortization:
Gross Carrying Value	24,311,000		24,311,000
Accumulated Amortization	(15,818,000)		(14,801,000)
Net Carrying Value	8,493,000		9,510,000
Weighted average amortization period (in years)	3 years 10 months 24 days
Trade names
Intangible assets subject to amortization:
Gross Carrying Value	9,121,000		9,121,000
Accumulated Amortization	(6,978,000)		(6,345,000)
Net Carrying Value	2,143,000		2,776,000
Weighted average amortization period (in years)	3 years 3 months 18 days
Other
Intangible assets subject to amortization:
Gross Carrying Value	1,800,000		1,800,000
Accumulated Amortization	(998,000)		(849,000)
Net Carrying Value	$ 802,000		$ 951,000
Weighted average amortization period (in years)	4 years 4 months 24 days